Related party transactions - Summary of With Members of the Board of Directors and of the Executive Committee (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	SFr 2,873	SFr 2,759
Post-employment benefits	89	30
Share-based compensation	0	814
Compensation to key management	SFr 2,962	SFr 3,603